RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 7 — RELATED PARTY TRANSACTIONS

On November 7, 2019, the Company entered into an Asset Transfer Agreement, Operating Agreement and separate Mortgage Agreement (collectively, the “Agreements”) with GM. Pursuant to the Agreements, the Company incurred debt to GM recorded as a Note Payable in the principal amount of $20.0 million, secured by the real property described in Note 4. The Company had imputed interest of 5% on the Note Payable until February 1, 2020 when the stated interest rate of 7% began per the terms of the Agreement. Interest for the three months ended March 31, 2020 totaled $0.3 million which was capitalized as part of PP&E as described in Note 4. This note which totaled $20.8 million as of the date of the Closing, was converted to equity during the Business Combination described in Note 1.

In conjunction with the Operating Agreement described above, the Company was also required to reimburse GM for expenditures related to general plant maintenance and compliance associated with the Lordstown facility. The Company recorded expenses of $2.1 million during the three months ended March 31, 2020 on the Statement of Operations. Additionally, during the quarter ended March 31, 2020, the Company purchased property from GM for $1.2 million which was recorded to CIP. As of the date of the Closing described in Note 1, we had accrued a total of $5.9 million as a Due to Related Party liability which was converted to equity as part of the Business Combination.

On May 28, 2020, the Company entered into a Convertible Promissory Note (the “Convertible Note”) with GM that provided financing to the Company of up to $10.0 million secured by the Company’s property, plant and equipment and intangible assets. Pursuant to the terms of the Convertible Note, the Company had the ability to periodically draw down on the Convertible Note to meet its working capital needs. The balance of this note was converted to equity at closing of the Business Combination described in Note 1.

In August 2020, we entered into an emissions credit agreement with GM pursuant to which, and subject to the terms of which, during the first three annual production/model years wherein we produce vehicles at least ten months out of the production/model year, the counterparty will have the option to purchase such emissions credits as well as emissions credits from any other U.S. state, country or jurisdiction generated by vehicles produced by us not otherwise required by us to comply with emissions laws and regulations at a purchase price equal to 75% of the fair market value of such credits. While we plan for our first three annual production/model years for the purpose of this agreement to be 2022, 2023 and 2024, it is possible that this agreement could extend beyond these model years if we do not achieve ten or more months of production during those annual production/model years.

As of December 31, 2020, GM was no longer determined to be a related party.

On November 7, 2019, the Company entered into a transaction with Workhorse Group Inc., for the purpose of obtaining certain intellectual property. In connection with granting this license, Workhorse Group received 10% of the outstanding Legacy Lordstown common stock and was entitled to royalties of 1% of the gross sales price of the first 200,000 vehicle sales. In November 2020, we pre-paid a royalty payment to Workhorse Group in the amount of $4.75 million. The upfront royalty payment represents an advance on royalties due on 1% of the gross sales price of the first 200,000 vehicles sold, but only to the extent that the aggregate amount of such royalty fees exceeds the amount paid upfront. As of March 31, 2021 and December 31, 2020, the royalties are recorded as prepaid expenses. These amounts will be amortized as a percent of each vehicle sold.

NOTE 14 — RELATED PARTY TRANSACTIONS

On November 7, 2019, the Company entered into an Asset Transfer Agreement, inclusive of an Operating Agreement, along with a separate Open-End Mortgage Agreement (collectively, the “Agreements”) with GM. Pursuant to the Agreements, the Company incurred indebtedness in the principal amount of $20.0 million, secured by the real property described in Note 4. Refer to Note 5 for further details on the related party Note Payable.

On May 28, 2020, the Company entered into a Convertible Promissory Note with GM that provides a financing option to the Company of up to $10.0 million. Refer to Note 5 for further details on the Note.

In August 2020, we entered into an emissions credit agreement with GM pursuant to which, and subject to the terms of which, during the first three annual production/model years wherein we produce vehicles at least ten months out of the production/model year, the counterparty will have the option to purchase such emissions credits as well as emissions credits from any other U.S. state, country or jurisdiction generated by vehicles produced by us not otherwise required by us to comply with emissions laws and regulations at a purchase price equal to 75% of the fair market value of such credits. While we expect that our first three annual production/model years for the purpose of this agreement will be 2022, 2023 and 2024, it is possible that this agreement could extend beyond these model years if we do not achieve ten or more months of production during those annual production/model years.

As of December 31, 2020, GM was no longer determined to be a related party.

On November 7, 2019, the Company entered into a transaction with Workhorse Group Inc., for the purpose of obtaining certain intellectual property. In connection with granting this license, Workhorse Group received 10% of the outstanding Legacy Lordstown common stock and was entitled to royalties of 1% of the gross sales price of the first 200,000 vehicle sales. In November 2020, we pre-paid a royalty payment to Workhorse Group in the amount of $4.75 million. The upfront royalty payment represents an advance on royalties due on 1% of the gross sales price of the first 200,000 vehicles sold, but only to the extent that the aggregate amount of such royalty fees exceeds the amount paid upfront. As of December 31, 2020, the royalties are recorded as prepaid expenses and will be amortized as a percent of each vehicle sold.